LONG TERM DEBT - NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]

NOTE 6 – NOTES PAYABLE

May 6, 2013 Convertible Debentures

On May 6, 2013, the Company issued a convertible debenture in exchange for cash proceeds of $2,400,000 (the “May 2013 Debenture”).  The May 2013 Debenture bears interest at a rate of 10% per annum, is due two years from the issuance date and is convertible into shares of the Company’s common stock at the option of the holder at a conversion price of $0.25 per share.  In connection with the May 2013 Debenture, the Company granted the note holder an aggregate of 1,200,000 shares of common stock with a grant date fair value of $254,400.  The aggregate grant date fair value of the common stock was applied to the principal amount of the May 2013 Debenture to determine the debt discount. Accordingly, the Company allocated $229,691 of the proceeds to the relative fair value of the common stock on the grant date and recorded such amount as a debt discount on the date of the transaction.

During the three and nine months ended September 30, 2013, the Company recognized $28,673 and $45,624 in amortization of the deferred debt discount relating to the May 2013 Debenture, respectively.  In connection with the May 2013 Debenture, the Company incurred fees payable to a third party aggregating $62,500, and issued an aggregate of 1,000,000 shares with a grant date fair value of $172,000 to a third-party.  Such amounts have been recognized as Deferred Financing Costs on the date of the transaction, and are being amortized over the term of the May 2013 Debenture.   During the three and nine months ended September 30, 2013, the Company recognized $29,232 and $46,579 in amortization of the deferred financing costs relating to the May 2013 Debenture, respectively.

On September 13, 2013, the Company modified certain terms of the May 2013 Debenture in order to induce the holder to convert the May 2013 Debenture into shares of the Company’s common stock as well as to eliminate certain restrictive covenants in the May 2013 Debenture. In exchange, the Company provided for a temporary reduction in the conversion price of the May 2013 Debenture to $0.13 per share through December 31, 2013, after which the conversion price will revert back to the original conversion price of $0.25 per share. In accordance with ASC 470-20, the fair value of the consideration will be measured and recognized as an expense on the date that the inducement offer is accepted by the holder.

April 12, 2012 Senior Secured Convertible Debentures

From April 2012 through January 2013, the Company issued senior secured convertible debentures (the “Secured Convertible Debentures”) in exchange for an aggregate cash proceeds of $515,000 ($50,000 of which were received on January 15, 2013). The Secured Convertible Debentures had a stated interest rate of 8% per annum, were due on June 30, 2013 and were originally convertible into shares of the Company’s common stock at the option of the holder at a conversion price of market on the trading day immediately preceding the date of conversion.

The Company identified an embedded derivative related to a conversion option in the Secured Convertible Debentures. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivative as of the inception date of the Secured Convertible Debentures and to fair value the derivative as of each subsequent reporting date.

At the inception of the Secured Convertible Debentures, the Company determined the aggregate fair value of of the embedded derivatives to be $122,938.

On April 29, 2013, the Company modified the Secured Convertible Debentures and accrued interest, in the aggregate amount of $545,958 to a fixed conversion price of $0.03 per share and a maturity date of June 30, 2013.  In connection with the debt modification, the Company recorded a loss on debt modification of $5,459,582 representing the difference between the fair value of the aggregate shares issuable under the new conversion price and the original conversion terms of the Secured Convertible Debenture.

During the nine months ended September 30, 2013, the holder of the Secured Convertible Debentures converted the aggregate principal amount of $515,000 and accrued interest and fees aggregating $30,764 into 20,000,000 shares of common stock.  Concurrently with this transaction, a shareholder cancelled 12,886,346 shares of his common stock and returned them to the Company.

November 15, 2012 Unit Offering

On November 15, 2012, the Company commenced a private offering of up to $3,000,000 of units (the "Units") at a purchase price of $50,000 per unit pursuant to the securities purchase agreement dated November 15, 2012 (the “Purchase Agreement”). Each Unit consists of a 10% Convertible Debenture in the principal amount of $50,000 (the “10% Debenture”) and 12,500 shares of the Company’s common stock. The 10% Debenture bears interest at a rate of 10% per annum, is due two years from the issuance date and is convertible into shares of the Company’s common stock at a conversion price of $0.20 per share. Though December 31, 2012, we issued and sold an aggregate of 9 units totaling $450,000. The 10% Debentures were determined to have an embedded beneficial conversion feature (“BCF”) under the provisions of ASC 470-20, “Debt with Conversion and Other Options” based on the issue date market value and the exercise price of $0.20 per share. In accordance with ASC 470-20, an embedded beneficial conversion feature shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid capital. Accordingly, a discount of $225,000 was recorded at issuance. During the nine months ended September 30, 2013 an additional $150,000 of 10% Debentures were issued and a discount of $16,667 was recorded. Amortization expense of $29,632 and $88,896  was recorded during the three and  nine months ended September 30, 2013, respectively. The note balance was $449,748 net of discount of $150,252 at September 30, 2013.

8.  Long Term Debt - Notes Payable

On November 9, 2012, the Company entered into the exchange agreement with Aztec, pursuant to which the Company and Aztec agreed to exchange the Note and the Company's  existing accounts payable to Aztec for an 8% Convertible Note in the original principal amount of $545,958. The 8% Convertible Note is due on March 31, 2013. Pursuant to the exchange agreement, the Company agreed to register the shares of Common Stock issuable upon conversion of the 8% Convertible Note and an aggregate of 3,733,428 shares of Common Stock currently held by Aztec on or before December 31, 2012. The 8% Convertible Note is convertible into shares of the Company's Common Stock at a conversion price equal to the greater of: (i) $0.15 per share or (ii) the price per share at which Common Stock is sold in a subsequent financing. Upon effectiveness of the registration statement covering the resale of such shares, the 8% Convertible Note will automatically convert into shares of the Company's Common Stock at the applicable conversion price.  The note was determined to have an embedded beneficial conversion feature (“BCF”) under the provisions of FAS ASC 470-20, “Debt with Conversion and Other Options” based on the issue date market value of $0.40 per share and the exercise price of $0.15 per share.  In accordance with ASC 470-20, an embedded beneficial conversion feature shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid capital.  A discount of $341,224 was recorded at issuance and amortization expense of $96,519 was recognized for the year ended December 31, 2012.   The note balance was $301,253 net of discount of $244,705 at December 31, 2012.

On April 19, 2012, the Company entered into a securities purchase agreement with an existing stockholder (the “Buyer”), pursuant to which the Company issued (i) a senior secured 8% convertible debenture convertible into shares of the Company at $0.10 per share in the original aggregate principal amount of $35,000 and (ii) a warrant to purchase 6,500,000 shares of common stock at $0.10 per share, and the Buyer covenanted to purchase up to an additional $465,000 of senior secured convertible debentures in a series of four closings at such times as may be designated by the Company in its sole discretion through November 30,  2012.  The convertible debentures matured on November 30, 2012 and bear interest at a rate of 8%.   A discount of $416,528 was recorded for the warrant fair market value and amortization expense was fully recognized in the amounts of $416,528 and $0 for the years ended December 31, 2012, and 2011, respectively.  The unamortized discount balance was $0 as of December 31, 2012 and December 31, 2011, respectively.  The outstanding principal of the convertible debentures was $465,000 as of December 31, 2012.  The debentures were determined to have an embedded beneficial conversion feature (“BCF”)_ under the provisions of FAS ASC 470-20, “Debt with Conversion and Other Options” based on the issue date market value of $0.71 per share and the exercise price of $0.10 per share.  In accordance with ASC 470-20, an embedded beneficial conversion feature shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid capital.  A discount of $48,472 was recorded at issuance and amortization expense of $48,472 was recognized for the year ended December 31, 2012.  The note balance was $465,000 net of discount of $0 at December 31, 2012.

On November 15, 2012, the Company commenced a private offering of up to $3,000,000 of units at a purchase price of $50,000 per unit pursuant to the Securities Purchase Agreement dated November 15, 2012 (the “Purchase Agreement”). Each Unit consists of a 10% Convertible Debenture in the principal amount of $50,000 (the “Debenture”) and 12,500 shares of the Company’s common stock. The Debenture bears interest at a rate of 10% per annum, is due two years from the issuance date and is convertible into shares of the Company’s common stock at a conversion price of $0.20 per share. As of December 31, 2012, we have issued and sold an aggregate of 9 units totaling $450,000.  The debentures were determined to have an embedded beneficial conversion feature (“BCF”)_ under the provisions of FAS ASC 470-20, “Debt with Conversion and Other Options” based on the issue date market value of $0.40 per share and the exercise price of $0.20 per share.  In accordance with ASC 470-20, an embedded beneficial conversion feature shall be recognized separately at issuance by allocating a portion of the proceeds equal to the intrinsic value of that feature to additional paid capital.  A discount of $225,000 was recorded at issuance and amortization expense of $11,500 was recognized for the year ended December 31, 2012.  The note balance was $236,500 net of discount of $213,500 at December 31, 2012.